Capital and financing transactions	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Capital and financing transactions
11.	Capital and financing transactions
Common
shares

	For the three months ended
	July 31, 2025		July 31, 2024
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,245,549,363	$22,138	1,229,569,597	$21,066
Issued in relation to share-based payments, net	138,392	10	18,688	2
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	–	–	7,750,463	481
Repurchased for cancellation under the Normal Course Issuer Bid	(3,227,456)	(59)	–	–
Outstanding at end of period	1,242,460,299	$22,089	1,237,338,748	$21,549

	For the nine months ended
	July 31, 2025		July 31, 2024
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,244,435,686	$22,054	1,214,044,420	$20,109
Issued in relation to share-based payments, net	1,252,069	94	133,766	9
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	–	–	23,160,562	1,431
Repurchased for cancellation under the Normal Course Issuer Bid	(3,227,456)	(59)	–	–
Outstanding at end of period	1,242,460,299	$22,089	1,237,338,748	$21,549
(1)
Effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and has discontinued issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.

Normal Course Issuer Bid
On May 28, 2025, the Bank announced that OSFI and the Toronto Stock Exchange approved a normal course issuer bid (the “2025 NCIB”) pursuant to which it may repurchase for cancellation up to
20
million of the Bank’s common shares. Purchases under the 2025 NCIB commenced on May 30, 2025, and will terminate upon the earlier of: (i) the Bank purchasing the maximum number of common shares under the 2025 NCIB, (ii) the Bank providing a notice of termination, or (iii) May 29, 2026.
From the commencement of the 2025 NCIB until July 31, 2025, the Bank repurchased and cancelled approximately
3.2
 million common shares at an average price of $
74.52
per share for a total amount of
$245
million, including tax.
Preferred shares and other equity instruments
Redemption
On June 4, 2025, the Bank redeemed all outstanding US
$1,250 million 4.900
% Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes
(Non-Viability
Contingent Capital (NVCC)) at
100%
of their principal amount plus accrued and unpaid interest. The redemption of these notes resulted in a foreign currency loss of $22 million, which was recorded in Retained Earnings.